Cover	Oct. 05, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002119496
Document Period End Date	Oct. 05, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2629
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in common shares of closed-end investment companies (“Closed-End Funds”) that invest substantially all of their assets in senior loan funds and/or income funds. Guggenheim, through proprietary research, will strive to select Closed-End Funds featuring the potential for current income, diversification and overall liquidity.